UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Temujin Fund Management, LLC
Address: 140 Broadway
         45th Floor
         New York, NY  10005

13F File Number:  28-12545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sean Arp
Title:     COO
Phone:     212-509-3553

Signature, Place, and Date of Signing:

     /s/ Sean Arp     New York, NY/USA     October 22, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $99,774 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARCH CAP GROUP LTD             ORD              G0450A105     2175    32199 SH       SOLE                    32199        0        0
BROWN & BROWN INC              COM              115236101     5146   268592 SH       SOLE                   268592        0        0
GALLAGHER ARTHUR J & CO        COM              363576109     6783   278354 SH       SOLE                   278354        0        0
ISHARES TR INDEX               RUSSELL 2000     464287655    50644   840696 SH       SOLE                   840696        0        0
ISHARES TR INDEX               BARCLYS 20+ YR   464287432      520     5500 SH  PUT  SOLE                     5500        0        0
MOLEX INC                      CL A             608554200     4528   216866 SH       SOLE                   216866        0        0
PARTNERRE LTD                  COM              G6852T105     1670    21700 SH       SOLE                    21700        0        0
SCHULMAN A INC                 COM              808194104     2309   115872 SH       SOLE                   115872        0        0
SPDR TR                        UNIT SER 1       78462F103    14624   138495 SH       SOLE                   138495        0        0
ULTRATECH INC                  COM              904034105     4102   310088 SH       SOLE                   310088        0        0
WEYERHAEUSER CO                COM              962166104     7273   198443 SH       SOLE                   198443        0        0